38. Risk management (Details 9) - Non-life insurance contracts [member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Amount insured	$ 176,620
Tankers And Auxiliary Vessels [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Amount insured	3,341
Fixed Platforms Floating Production Systems And Offshore Drilling Units [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Amount insured	48,786
Facilities Equipment Inventory And Products Inventory [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Amount insured	$ 124,493